Investment property	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Investment property
7.	Investment property
(a)	This caption is made up as follows:

	2019	2018	Acquisition or construction year	Hierarchy level (i)	Valuation methodology (f) 2019/2018
	S/(000)	S/(000)
Land
San Isidro – Lima	239,152	249,377	2009	Level 3	Appraisal
San Martín de Porres – Lima	72,013	64,501	2015	Level 3	Appraisal
Piura	50,396	50,708	2008	Level 3	Appraisal
Sullana	16,540	16,491	2012	Level 3	Appraisal
Santa Clara – Lima	12,961	10,342	2017	Level 3	Appraisal
Lurin	4,032	4,032	2008	Level 3	Appraisal
Miraflores – Lima (e)	—	70,800	2017	Level 3	Appraisal
Chimbote (d)	—	7,421	2015	Level 3	Appraisal
Others (e)	4,695	11,672	—	Level 3	DCF/Appraisal

	399,789	485,344

Completed investment property -
“Real Plaza” Shopping Malls
Talara	37,772	41,337	2015	Level 3	DCF

	37,772	41,337

Buildings
Orquídeas - San Isidro - Lima	168,787	144,645	2017	Level 3	DCF
Ate Vitarte – Lima	82,925	67,894	2006	Level 3	DCF
Chorrillos – Lima (d)	71,680	51,552	2017	Level 3	DCF
Chimbote (d)	49,898	—	2015	Level 3	DCF
Maestro – Huancayo	34,569	32,901	2017	Level 3	DCF
Cusco	30,774	28,472	2017	Level 3	DCF
Panorama – Lima	21,819	20,437	2016	Level 3	DCF
Pardo y Aliaga – Lima, Note 3.4(n)	19,963	19,164	2008	Level 3	DCF
Trujillo	17,600	16,270	2016	Level 3	DCF
Cercado de Lima – Lima	13,545	12,929	2017	Level 3	DCF
Others, (e) and Note 3.4(n)	22,975	24,100	—	Level 3	DCF

	534,535	418,364

Built on leased land
San Juan de Lurigancho – Lima (e)	—	41,493	2017	Level 3	DCF

	—	41,493

Total	972,096	986,538

DCF: Discounted cash flow

(i)	During 2019 and 2018, there were no transfers between levels of hierarchy.
(ii)	As of December 31, 2019 and 2018, there are no liens on investment property.

(b)	The net gain on investment properties as of December 31, 2019, 2018 and 2017, consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Gain (loss) on valuation of investment property	54,493	47,765	(1,878)
Income from rental of investment property	48,839	32,878	27,284
(Loss) gain on sale of investment property (e)	(7,164)	4,655	—

Total	96,168	85,298	25,406

(c)	The movement of investment property for the years ended December 31, 2019, 2018 and 2017, is as follows:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Beginning of year balances	986,538	1,118,608	745,185
Acquisition of Seguros Sura, Note 9(b)	—	—	251,212
Additions (d)	60,865	55,795	124,089
Sales (e)	(129,800)	(226,091)	—
Valuation gain (loss)	54,493	47,765	(1,878)
Net transfers, Note 3.4(n)	—	(9,539)	—

End of year balances	972,096	986,538	1,118,608

(d)	During 2019, main additions are outlays related to the construction of the “Chimbote” and “Chorrillos” educational centers.
During 2018, main additions are outlays related to the construction of the buildings “Orquídeas” (San Isidro) and “Chorrillos” (both located in Lima).
During 2017, main additions correspond to the acquisition of a percentage of a land lot located in Miraflores, Lima (called “Cuartel San Martin”), for approximately S/48,600,000 from a related entity; a building located in Chorrillos, Lima, for approximately S/26,550,000, acquired from third parties; and another building located in Cusco for approximately S/22,515,000 acquired from a related entity. The latter two amounts include subsequent disbursements related to the construction of said buildings.

(e)
During 2019, Interseguro sold to related entities, in cash and at market value, two land lots located in Miraflores and Huaral. Likewise, Interseguro sold to third parties, in cash and at market value, an educational center and offices located in San Juan de Lurigancho and San Isidro. For these sales, Interseguro reported a net loss of about S/7,164,000.

In January 2018, Interseguro sold, in cash and at market value, the Real Plaza Pucallpa shopping center, a parcel located in Lurín and a building through a surface rights agreement to related entities. Likewise, in October 2018, Interseguro sold, in cash and at market value, a parcel located in Arequipa to a related entity. For these sales, Interseguro recorded net profits amounting to S/4,655,000.

(f)	Fair value measurement – Investment property and investment property under construction
Valuation techniques -
The discounted cash flow (“DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and own lands.
This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.
The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method, under this method a property’s fair value is estimated based on comparable transactions. The unit of comparison applied by the Group is the price per square meter. The following shows the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	5,100	8,200	6,000
San Martin de Porres – Lima	1,433	1,600	1,540
Piura	850	1,000	1,105
Others	322	384	373

Main assumptions
A brief description of the assumptions considered in the determination of cash flows as of December 31, 2019 and 2018, is presented below:

•	ERV (Estimated Rental Value) -
Corresponds to the Estimated Rental Value, which is the rent under the market conditions prevailing at the date of valuation.

•	Long-term inflation -
It is the increase of the general level of prices expected in Peru for the long term.

•	Long-term occupancy rate -
It is the expected occupancy level of lessees in the leased properties.

•	Average growth rate of rental income -
It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

•	Average Net Operating Income (NOI) margin -
It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

•	Discount rate -
It reflects the current market risk and the uncertainty associated to obtaining cash flows.
The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2019		2018
Average ERV	US$	88.7	US$	67.6
Long-term inflation		2.6%		2.6%
Long-term occupancy rate		99.3%		98.9%
Average growth rate of rental income		2.6%		2.6%
Average NOI margin		93.8%		95.3%
Discount rate		8.7%		9.0%

Sensitivity analysis -
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2019	2018
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	16,045	14,836
Decrease	-0.25%	(15,306)	(13,964)
Long-term inflation (basis) -
Increase	+0.25%	15,132	14,081
Decrease	-0.25%	(13,906)	(12,949)
Discount rate (basis) -
Increase	+0.5%	(43,733)	(36,422)
Decrease	-0.5%	51,703	42,485
Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(g)	Future minimum fixed rental income of the Group’s investment property (operating leases) are as follows:

Year	2019	2018
	S/(000)	S/(000)
Within 1 year	40,920	34,753
After 1 year but not more than 5 years	149,263	138,016
Over 5 years	689,715	657,485

Total	879,898	830,254

The minimum rental income is computed considering a period between 20 and 25 years.